Loans Receivable - Aging of Recorded Investment in Past Due Loans by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
30-59	$ 11,257	$ 11,885	$ 14,294
60-89	6,751	4,280	10,109
90 or More	24,556	49,017	92,209
Total	42,564	65,182	116,612
Residential
Financing Receivable, Recorded Investment [Line Items]
30-59	1,691	1,287	2,028
60-89	328	564	3,390
90 or More	3,315	8,897	24,645
Total	5,334	10,748	30,063
Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
30-59	220	1,609	1,004
60-89	48		115
90 or More	2,755	1,461	2,212
Total	3,023	3,070	3,331
Land and construction
Financing Receivable, Recorded Investment [Line Items]
30-59	170	105	841
60-89			456
90 or More	3,917	11,307	11,777
Total	4,087	11,412	13,074
Multi-family
Financing Receivable, Recorded Investment [Line Items]
30-59	2,064	1,612	2,170
60-89	228		856
90 or More	2,842	1,079	17,619
Total	5,134	2,691	20,645
Retail/office
Financing Receivable, Recorded Investment [Line Items]
30-59	2,734	968	2,160
60-89	1,214	83	653
90 or More	2,169	10,887	12,263
Total	6,117	11,938	15,076
Other commercial real estate
Financing Receivable, Recorded Investment [Line Items]
30-59	262	184	10
60-89	2,020	506	55
90 or More	1,352	3,785	5,873
Total	3,634	4,475	5,938
Education
Financing Receivable, Recorded Investment [Line Items]
30-59	3,500	5,210	4,414
60-89	2,682	2,914	3,853
90 or More	6,976	9,206	14,121
Total	13,158	17,330	22,388
Other consumer
Financing Receivable, Recorded Investment [Line Items]
30-59	616	910	1,667
60-89	231	213	731
90 or More	1,230	2,395	3,699
Total	$ 2,077	$ 3,518	$ 6,097